Income Tax - Schedule of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Major components of tax expense (income) [abstract]
Loss before income tax expense	$ (6,098,930)	$ (6,425,604)	$ (5,463,872)
Tax at the Australian tax rate of 27.50% (2019: 27.50% and 2018: 27.5%)	(1,677,206)	(1,767,040)	(1,502,565)
Share-based payments expense	(3,971)	92,153	35,650
Research and development tax incentive	446,717	541,596	148,346
Other non-deductible items	888	590	1,509
Other assessable items	(26,764)
Income tax expenses before unrecognized tax losses	(1,260,336)	(1,132,701)	(1,317,060)
Difference in overseas tax rates	26,526	41,009	67,557
Under /(over) provision	553,190	1,126,722	(268,092)
Temporary differences not recognized	(353,628)	(121,965)
Research and development tax credit	(206,250)	(238,084)	(82,322)
Tax losses not recognized	1,240,498	325,020	1,599,917
Income tax expense